FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, De 19809
September 6, 2011
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that:(a)(i) the Boston Advisors Broad Allocation Strategy Fund Class A Prospectus, (ii) the Boston Advisors Broad Allocation Strategy Fund Institutional Class Prospectus, (iii) the Boston Advisors US Small Cap Equity and International Equity Funds Prospectus, (iv) the Corverus Strategic Equity Fund Prospectus, (v) the Cutwater High Yield, Multi-Sector Inflation Protection and Municipal Bond Inflation Protection Funds Prospectus, (vi) the Cutwater Investment Grade Bond Fund Prospectus, (vii) the Gotham U.S. Value 1000, Global Value 500 and Int’l Value 400 Funds Prospectus, and (viii) the Pemberwick Fund Prospectus (the “Prospectuses”), each dated September 1, 2011, that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses contained in Post-Effective Amendment No. 52 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A; and (b) each of the statements of additional information dated September 1, 2011 (the “SAIs”) that would have been filed under Rule 497(c) of the 1933 Act did not differ from the SAIs contained in the Amendment. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on August 29, 2011 (SEC Accession No. 0000950123-11-080998).
     Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,
/s/ James Shaw
James Shaw
Treasurer

cc:	Mr. Joel Weiss John P. Falco, Esq. John M. Ford, Esq.